Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,486,416	¥ 988,881
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,614,711	1,008,083
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,486,000	¥ 989,000